FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

December 31, 2012

EDGAR FILING

U.S. Securities and Exchange Commission ("SEC")
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 389

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 389 to the Registrant's currently effective Registration Statement on Form N-1A (the "Amendment") related to Merk Absolute Return Currency Fund and Merk Currency Enhanced U.S. Equity Fund (each, a "Fund" and together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) address comments received from the staff of the SEC regarding the Funds' prospectus and statement of additional information ("SAI") filed in the Trust's Post-Effective Amendment No. 384 on November 1, 2012; and (2) make other non-material changes to the Fund's prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2025 or by email at lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar

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